Form N-1A Supplement	Nov. 26, 2025
INVESCO S&P 500 INDEX FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED NOVEMBER 26, 2025 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco S&P 500 Index Fund
(the "Fund”)
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.